Equity (Deficit) - Summary of Certificate of Contribution "A" (Detail) - Contributions A - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of equity [line items]
Certificates of Contribution, Beginning Balance	$ 841,285,576	$ 524,931,447
Increase in certificates of contribution	188,306,717	316,354,129
Certificates of Contribution, Ending Balance	$ 1,029,592,293	$ 841,285,576